Consolidated Statements of Cash Flows - CAD ($)		12 Months Ended
		Jul. 31, 2019	Jul. 31, 2018
Net Cash Provided by (Used in) Operating Activities
Net loss for the year		$ (18,611,721)	$ (7,825,089)
Items not affecting operating cash:
Accrued interest		(403,488)	0
Realized gain on investments in equity securities and convertible debentures	[1]	(281,892)	0
Unrealized loss on investments in equity securities	[2]	5,373,032	0
Write down of sales tax receivable		223,906	0
Gain on debt extinguishment		(10,000)	0
Net foreign exchange gain		(64,057)	0
Share-based compensation	[3]	7,329,800	3,250,476
Items not affecting operating cash		(6,444,420)	(4,574,613)
Net changes in non-cash working capital:
Sales tax receivable		(94,491)	(128,557)
Prepaid expenses and deposits		73,739	(530,648)
Accounts payables and accrued liabilities		27,233	206,132
Due to related parties		2,662	0
Net Cash Provided by (Used in) Operating Activities		(6,435,277)	(5,027,686)
FINANCING ACTIVITIES
Due to related parties		0	(4,081)
Shares issued for cash		0	0
Repayment of loan		0	(60,000)
Proceeds from loan		0	40,000
Proceeds from exercise of common share purchase warrants		890,500	252,500
Proceeds from private placement of special warrants		0	6,459,000
Proceeds from issuance of preferred units and exercise of preferred share purchase warrants		0	4,000,000
Proceeds from private placement of common shares		0	31,137,159
Share issuance costs		0	(2,912,398)
Net Cash Provided by (Used in) Financing Activities		890,500	38,912,180
INVESTING ACTIVITIES
Investment in convertible debenture receivable		(15,000,000)	0
Land acquisition		(592,655)	0
Investment in Lighthouse Strategies, LLC		(6,574,000)	0
Investment in Harborside Inc		(3,000,000)	0
Advances for promissory note receivable		(3,216,274)	0
Proceeds from sales of investment in Harborside Inc		2,984,461	0
Net Cash Provided by (Used in) Investing Activities		(25,398,468)	0
Increase (decrease) in cash and cash equivalents		(30,943,245)	33,884,494
Cash and Cash Equivalents, at Carrying Value, Beginning Balance		33,904,759	20,265
Cash and Cash Equivalents, at Carrying Value, Ending Balance		2,961,514	33,904,759
The components of cash and cash equivalents are:
Cash at bank		209,268	33,789,759
Money market funds		2,637,246	0
Term deposit		115,000	115,000
Cash and cash equivalents		2,961,514	33,904,759
Non-cash Investing and Financing Activities
Finders' warrants issued pursuant to private placement		0	1,209,136
Finders' warrants issued pursuant to special warrant issuance		0	513,450
Preferred share finders' warrants		0	141,440
Conversion of preferred shares		1,365,780	0
Conversion of special warrants and special finders warrants		$ 836,940	$ 6,276,950

[1]	See Notes 5 and 8.
[2]	See Note 8.
[3]	See Notes 10 and 11.